Impairment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairment

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Loans and advances to banks	(5)	(3)	(4)
Loans and advances to customers	161	667	(346)
Debt securities	(3)	2	(1)
Financial assets held at amortised cost	153	666	(351)
Financial assets at fair value through other comprehensive income	(2)	(3)	1
Other assets	(8)	(2)	(8)
Loan commitments and financial guarantees	(43)	1	(1)
Total impairment charge (credit)	100	662	(359)